JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 3.7%
Boeing Co. (The) *	105	22,284
Raytheon Technologies Corp.	1,134	111,033
		133,317
Air Freight & Logistics — 1.0%
FedEx Corp.	111	25,271
United Parcel Service, Inc., Class B	61	11,814
		37,085
Banks — 11.5%
Bank of America Corp.	4,032	115,309
Citigroup, Inc.	944	44,278
KeyCorp	2,420	30,302
PNC Financial Services Group, Inc. (The)	351	44,587
Truist Financial Corp. (a)	1,316	44,896
US Bancorp	1,036	37,341
Wells Fargo & Co.	2,698	100,844
		417,557
Beverages — 0.8%
Keurig Dr Pepper, Inc.	502	17,704
PepsiCo, Inc.	61	11,120
		28,824
Biotechnology — 8.2%
AbbVie, Inc.	466	74,330
Biogen, Inc. *	130	36,088
BioMarin Pharmaceutical, Inc. *	306	29,736
Regeneron Pharmaceuticals, Inc. *	123	100,901
Vertex Pharmaceuticals, Inc. *	183	57,847
		298,902
Building Products — 0.3%
Carrier Global Corp.	235	10,765
Capital Markets — 2.5%
Charles Schwab Corp. (The)	849	44,466
CME Group, Inc.	238	45,524
		89,990
Chemicals — 2.8%
Axalta Coating Systems Ltd. *	575	17,420
Chemours Co. (The)	1,504	45,036
PPG Industries, Inc.	291	38,885
		101,341
Consumer Finance — 1.8%
American Express Co.	392	64,644
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	212	16,134

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group Co. *	757	45,653
US Foods Holding Corp. *	898	33,170
		94,957
Electric Utilities — 1.4%
NextEra Energy, Inc.	678	52,252
Entertainment — 0.2%
Take-Two Interactive Software, Inc. *	73	8,661
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B *	208	64,317
Fiserv, Inc. *	475	53,678
WEX, Inc. *	62	11,438
		129,433
Food Products — 0.8%
Mondelez International, Inc., Class A	413	28,766
Ground Transportation — 0.2%
Knight-Swift Transportation Holdings, Inc.	140	7,927
Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	433	69,263
Centene Corp. *	1,188	75,100
UnitedHealth Group, Inc.	73	34,452
		178,815
Health Care REITs — 1.0%
Ventas, Inc., REIT	846	36,688
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp. * (a)	1,159	11,769
Domino's Pizza, Inc.	108	35,461
Royal Caribbean Cruises Ltd. *	225	14,725
Wynn Resorts Ltd. *	82	9,132
		71,087
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	246	46,939
Industrial REITs — 0.5%
Prologis, Inc., REIT	146	18,254
Insurance — 3.6%
Chubb Ltd.	116	22,544
Progressive Corp. (The)	439	62,761
Travelers Cos., Inc. (The)	256	43,898
		129,203
Interactive Media & Services — 3.1%
Alphabet, Inc., Class C *	281	29,255
Meta Platforms, Inc., Class A *	394	83,441
		112,696

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 2.5%
AGCO Corp.	148	19,983
Deere & Co.	80	32,989
Parker-Hannifin Corp.	109	36,804
		89,776
Media — 3.6%
Charter Communications, Inc., Class A *	203	72,774
Comcast Corp., Class A	1,498	56,785
		129,559
Metals & Mining — 2.9%
Alcoa Corp. (a)	1,084	46,139
Freeport-McMoRan, Inc.	1,479	60,506
		106,645
Multi-Utilities — 5.2%
Ameren Corp.	629	54,374
CenterPoint Energy, Inc.	264	7,777
Dominion Energy, Inc.	1,211	67,735
Public Service Enterprise Group, Inc.	921	57,491
		187,377
Oil, Gas & Consumable Fuels — 10.8%
Cheniere Energy, Inc.	93	14,609
Chevron Corp.	547	89,281
Diamondback Energy, Inc. (a)	386	52,122
EOG Resources, Inc.	209	23,969
EQT Corp.	654	20,869
Exxon Mobil Corp.	806	88,397
Hess Corp.	286	37,836
Pioneer Natural Resources Co.	233	47,629
Shell plc, ADR (Netherlands)	314	18,050
		392,762
Passenger Airlines — 1.4%
Delta Air Lines, Inc. *	1,205	42,075
Southwest Airlines Co.	317	10,328
		52,403
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	1,914	132,672
Elanco Animal Health, Inc. *	1,289	12,112
		144,784
Professional Services — 0.4%
Leidos Holdings, Inc.	154	14,213
Residential REITs — 0.8%
Mid-America Apartment Communities, Inc., REIT	112	16,887
Sun Communities, Inc., REIT	75	10,608
		27,495

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 1.3%
NXP Semiconductors NV (China)	111	20,680
Qorvo, Inc. *	250	25,393
		46,073
Software — 0.6%
Salesforce, Inc. *	118	23,614
Specialized REITs — 1.6%
Equinix, Inc., REIT	49	35,042
SBA Communications Corp., REIT	92	24,149
		59,191
Specialty Retail — 0.6%
Lowe's Cos., Inc.	108	21,557
Technology Hardware, Storage & Peripherals — 0.7%
Seagate Technology Holdings plc	392	25,919
Textiles, Apparel & Luxury Goods — 2.0%
Kontoor Brands, Inc.	391	18,899
Tapestry, Inc.	1,262	54,413
		73,312
Tobacco — 1.6%
Philip Morris International, Inc.	607	59,031
Trading Companies & Distributors — 1.2%
WESCO International, Inc.	287	44,337
Total Common Stocks (Cost $3,240,890)		3,596,151
Short-Term Investments — 2.4%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $67,588)	67,569	67,590
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	17,996	17,999
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	3,095	3,095
Total Investment of Cash Collateral from Securities Loaned (Cost $21,095)		21,094
Total Short-Term Investments (Cost $88,683)		88,684
Total Investments — 101.4% (Cost $3,329,573)		3,684,835
Liabilities in Excess of Other Assets — (1.4)%		(50,173)
NET ASSETS — 100.0%		3,634,662

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $20,837.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,684,835	$—	$—	$3,684,835

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$130,474	$1,859,630	$1,922,535	$28	$(7)	$67,590	67,569	$2,976	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	—	128,999	111,000	— (c)	—	17,999	17,996	93	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	—	64,717	61,622	—	—	3,095	3,095	32	—
Total	$130,474	$2,053,346	$2,095,157	$28	$(7)	$88,684		$3,101	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.